Other Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Liabilities [Line Items]
Pension benefit obligation		$ 28,803		$ 17,873
Asset retirement obligations	11,952	11,233	12,941	13,660	13,300
Non-controlling interests		7,923		7,821
Deferred compensation		2,672		1,547
Derivatives		2,296		178
Miscellaneous other liabilities		1,351		1,535
Other liabilities	$ 52,458	$ 54,278		$ 42,614